Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion. As discussed above, currently, we primarily grant RSUs and PBRSUs. We have not granted stock options since 2019. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, the Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
We grant equity awards on an annual basis and may grant equity awards on a discretionary basis in connection with certain events such as the commencement of employment or promotion. As discussed above, currently, we primarily grant RSUs and PBRSUs. We have not granted stock options since 2019. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, the Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	However, the Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false